UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series Emerging Markets Debt Local Currency Fund Fidelity® Series Emerging Markets Debt Local Currency Fund : FSEDX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$416,919,338
Number of Holdings	231
Portfolio Turnover	40%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Malaysia Government	10.1
United Mexican States	9.8
Indonesia Government	8.9
South African Republic	8.6
Republic of Poland	4.8
Peoples Republic of China	4.7
Romanian Republic	4.7
Colombian Republic	4.5
Kingdom of Thailand	4.5
Czech Republic	4.2
64.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916196.100    6287-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series Emerging Markets Debt Fund Fidelity® Series Emerging Markets Debt Fund : FEDCX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,364,016,815
Number of Holdings	465
Portfolio Turnover	8%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.7
Dominican Republic	3.7
US Treasury Bonds	3.4
Republic of Turkiye/The	3.1
Arab Republic of Egypt	2.8
Colombian Republic	2.6
Republic of Nigeria	2.3
Indonesia Government	2.3
Oman Sultanate	2.3
Panamanian Republic	2.0
28.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916144.100    2295-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 31.9%
	Principal Amount (a)	Value ($)
Azerbaijan - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	10,019,413
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	2,010,000	2,055,225
TOTAL AZERBAIJAN		12,074,638
Bahrain - 0.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	7,020,322
8.375% 11/7/28 (b)	1,065,000	1,132,095
TOTAL BAHRAIN		8,152,417
Brazil - 2.7%
Adecoagro SA 6% 9/21/27 (b)	3,125,000	3,019,531
Aegea Finance SARL 9% 1/20/31 (b)	3,015,000	3,120,525
Azul Secured Finance LLP:
11.5% 5/28/29 (b)	3,722,238	3,070,846
11.93% 8/28/28 (b)	1,710,000	1,659,234
Braskem Netherlands BV:
5.875% 1/31/50 (b)	1,495,000	1,102,114
7.25% 2/13/33 (b)	2,170,000	2,045,225
Cosan Luxembourg SA 7.25% 6/27/31 (b)	1,805,000	1,821,245
CSN Inova Ventures 6.75% 1/28/28 (b)	1,250,000	1,187,500
CSN Resources SA:
5.875% 4/8/32 (b)	2,115,000	1,764,703
8.875% 12/5/30 (b)	1,630,000	1,619,813
Embraer Netherlands Finance BV:
5.4% 2/1/27	660,000	653,813
6.95% 1/17/28 (b)	1,620,000	1,665,056
7% 7/28/30 (b)	2,190,000	2,285,128
MARB BondCo PLC 3.95% 1/29/31 (b)	1,295,000	1,073,231
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,551,344	3,143,828
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	2,270,000	2,241,625
Nexa Resources SA:
6.5% 1/18/28 (b)	1,070,000	1,077,356
6.75% 4/9/34 (b)	895,000	903,592
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(c)	4,091,239	3,798,204
TOTAL BRAZIL		37,252,569
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)	3,310,000	3,138,294
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	3,200,000	3,178,560
Chile - 2.1%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	3,213,989
5.625% 5/13/32 (b)	1,390,000	1,386,091
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)	1,040,000	1,052,293
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,765,000
3.15% 1/14/30 (b)	1,645,000	1,454,283
3.15% 1/15/51 (b)	1,865,000	1,159,797
3.7% 1/30/50 (b)	3,765,000	2,567,259
4.5% 8/1/47 (b)	1,970,000	1,553,838
5.125% 2/2/33 (b)	1,575,000	1,493,297
5.95% 1/8/34 (b)	955,000	950,703
6.3% 9/8/53 (b)	1,730,000	1,705,672
6.44% 1/26/36 (b)	1,860,000	1,912,313
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)	1,885,000	1,881,230
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,203,382
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	807,190
5.125% 1/15/28 (b)	3,749,000	3,401,046
TOTAL CHILE		28,507,383
China - 1.4%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,275,000	3,122,508
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,358,184
Lenovo Group Ltd. 3.421% 11/2/30 (b)	2,915,000	2,573,398
Meituan:
2.125% 10/28/25 (b)	3,350,000	3,199,049
3.05% 10/28/30 (b)	1,995,000	1,716,323
Prosus NV:
3.832% 2/8/51 (b)	1,590,000	1,046,916
4.027% 8/3/50 (b)	650,000	444,031
4.193% 1/19/32 (b)	3,505,000	3,098,639
TOTAL CHINA		18,559,048
Colombia - 1.5%
Aris Mining Corp. 6.875% 8/9/26 (b)	3,895,000	3,668,603
Ecopetrol SA 8.875% 1/13/33	2,900,000	2,994,250
Empresas Publicas de Medellin 4.375% 2/15/31 (b)	1,910,000	1,573,709
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	4,638,739
GeoPark Ltd. 5.5% 1/17/27 (b)	2,685,000	2,435,798
Oleoducto Central SA 4% 7/14/27 (b)	2,483,000	2,301,741
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	2,747,500	2,755,227
TOTAL COLOMBIA		20,368,067
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	2,280,000	2,418,225
Czech Republic - 0.1%
Energo-Pro A/S 11% 11/2/28 (b)	1,700,000	1,800,938
Dominican Republic - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/34 (b)(d)	1,825,000	1,838,870
Georgia - 0.1%
JSC Georgian Railway 4% 6/17/28 (b)	2,290,000	2,018,063
Ghana - 1.1%
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)	8,455,000	8,333,459
7.5% 3/1/28 (b)	605,000	577,208
Tullow Oil PLC:
7% 3/1/25 (b)	735,000	704,452
10.25% 5/15/26 (b)	5,550,000	5,260,359
TOTAL GHANA		14,875,478
Guatemala - 0.7%
CT Trust 5.125% 2/3/32 (b)	3,975,000	3,511,913
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,796,441
Millicom International Cellular SA:
4.5% 4/27/31 (b)	2,050,000	1,760,438
7.375% 4/2/32 (b)	1,650,000	1,645,050
TOTAL GUATEMALA		9,713,842
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	1,070,000	1,073,678
India - 0.4%
CA Magnum Holdings 5.375% 10/31/26 (b)	3,545,000	3,391,014
Shriram Finance Ltd. 6.625% 4/22/27 (b)	1,365,000	1,364,147
TOTAL INDIA		4,755,161
Indonesia - 1.4%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	3,066,375
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	3,643,688
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,480,096
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,199,104
5.315% 4/14/32 (b)	2,085,000	2,017,759
6.2% 4/14/52 (b)	1,420,000	1,391,156
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	2,955,000	2,895,900
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)	1,140,000	1,129,313
TOTAL INDONESIA		18,823,391
Israel - 0.6%
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,270,475
8.5% 9/30/33 (Reg. S) (b)	1,300,000	1,228,500
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	2,980,000	2,884,580
6.5% 6/30/27 (Reg. S) (b)	1,400,000	1,308,761
TOTAL ISRAEL		8,692,316
Kazakhstan - 0.4%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,646,316
5.75% 4/19/47 (b)	1,010,000	881,225
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	3,137,375
TOTAL KAZAKHSTAN		5,664,916
Kuwait - 0.3%
MEGlobal BV 4.25% 11/3/26 (b)	1,930,000	1,867,516
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,618,650
TOTAL KUWAIT		3,486,166
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	3,158,750
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	930,622
3.75% 4/6/27 (b)	3,090,000	2,956,481
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	5,315,000	3,506,093
3.5% 4/21/30 (b)	1,730,000	1,586,047
TOTAL MALAYSIA		12,137,993
Mauritius - 0.2%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,796,643
Mexico - 4.6%
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36 (b)	1,155,000	1,124,681
6.4% 1/15/34 (b)	2,285,000	2,412,817
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	450,000	342,450
7.45% 11/15/29 (b)	2,825,000	2,288,250
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)	1,585,000	1,643,942
Electricidad Firme de Mexico Holdings SA de CV 4.9% 11/20/26 (b)	1,350,000	1,267,313
Petroleos Mexicanos:
6.5% 3/13/27	1,725,000	1,642,890
6.5% 6/2/41	2,587,000	1,759,160
6.625% 6/15/35	15,841,000	12,019,359
6.7% 2/16/32	4,827,000	4,038,606
6.75% 9/21/47	10,407,000	6,856,860
6.875% 10/16/25	2,295,000	2,280,312
6.875% 8/4/26	2,485,000	2,429,088
6.95% 1/28/60	9,575,000	6,288,381
7.69% 1/23/50	16,573,000	11,945,487
TV Azteca SA de CV 8.25% (Reg. S) (e)	10,535,000	4,095,060
TOTAL MEXICO		62,434,656
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)	2,180,000	1,884,338
6.875% 4/25/44 (b)	3,000,000	2,872,500
7.5% 5/2/54 (b)	1,180,000	1,202,326
TOTAL MOROCCO		5,959,164
Nigeria - 0.6%
Access Bank PLC 6.125% 9/21/26 (b)	2,715,000	2,583,492
IHS Holding Ltd. 5.625% 11/29/26 (b)	2,420,000	2,296,731
IHS Netherlands Holdco BV 8% 9/18/27 (b)	3,490,000	3,388,572
TOTAL NIGERIA		8,268,795
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	989,625
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)	1,230,000	907,125
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	2,060,000	1,976,506
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)	4,955,000	4,416,392
TOTAL PANAMA		7,300,023
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,718,063
Peru - 0.4%
Camposol SA 6% 2/3/27 (b)	1,235,000	1,043,575
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,100,000	2,028,469
Volcan Compania Minera SAA 4.375% 2/11/26 (b)	2,870,000	2,225,147
TOTAL PERU		5,297,191
Puerto Rico - 0.2%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,159,351
Qatar - 1.3%
QatarEnergy:
2.25% 7/12/31 (b)	7,425,000	6,199,875
3.125% 7/12/41 (b)	5,805,000	4,310,213
3.3% 7/12/51 (b)	9,800,000	6,847,750
TOTAL QATAR		17,357,838
Saudi Arabia - 2.7%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	6,860,000	5,895,313
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	2,260,000	2,310,144
6.51% 2/23/42 (b)	1,685,000	1,765,038
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	2,530,000	2,360,806
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	4,120,000	3,473,675
3.25% 11/24/50 (b)	4,170,000	2,804,325
3.5% 4/16/29 (b)	11,299,000	10,508,070
4.25% 4/16/39 (b)	3,505,000	3,044,969
4.375% 4/16/49 (b)	3,671,000	3,018,250
TMS Issuer SARL 5.78% 8/23/32 (b)	1,670,000	1,691,293
TOTAL SAUDI ARABIA		36,871,883
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	3,515,000	3,404,418
7.125% 2/11/25 (b)	8,380,000	8,348,575
8.45% 8/10/28 (b)	1,310,000	1,316,959
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	4,940,000	3,130,725
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	5,555,000	5,230,380
8.75% 5/3/29 (b)	820,000	832,462
Stillwater Mining Co. 4% 11/16/26 (b)	2,210,000	2,019,388
TOTAL SOUTH AFRICA		24,282,907
Turkey - 0.2%
Sisecam UK PLC 8.625% 5/2/32 (b)	3,310,000	3,366,891
Ukraine - 0.3%
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)	1,235,000	926,250
7.65% (Reg. S) (e)	3,502,650	3,222,438
Ukreximbank Via Biz Finance PLC 9.75% 1/22/25 (b)	587,000	545,910
TOTAL UKRAINE		4,694,598
United Arab Emirates - 1.6%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)	1,390,000	1,427,530
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	2,460,000	1,988,756
4.696% 4/24/33 (b)	1,945,000	1,896,375
4.875% 4/23/30 (b)	545,000	544,148
DP World Crescent Ltd. 3.7495% 1/30/30 (b)	1,075,000	993,031
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	5,915,000	4,818,877
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	2,095,000	2,081,906
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,363,500
3.375% 3/28/32 (Reg. S)	570,000	510,863
4.375% 11/22/33 (b)	1,715,000	1,616,388
5.084% 5/22/53 (b)	3,040,000	2,875,650
5.5% 4/28/33 (b)	1,620,000	1,663,031
TOTAL UNITED ARAB EMIRATES		21,780,055
Venezuela - 0.5%
Petroleos de Venezuela SA:
5.375% (e)	6,115,000	715,027
5.5% (e)	3,475,000	404,838
6% (b)(e)	15,840,000	1,877,040
6% (b)(e)	8,980,000	1,064,130
9.75% (b)(e)	12,585,000	1,717,853
12.75% (b)(e)	3,065,000	438,295
TOTAL VENEZUELA		6,217,183
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,373,835	2,260,336
TOTAL NONCONVERTIBLE BONDS (Cost $488,974,955)		435,285,215

Government Obligations - 61.8%
		Principal Amount (a)	Value ($)
Angola - 1.7%
Angola Republic:
8% 11/26/29 (b)		4,890,000	4,394,888
8.25% 5/9/28 (b)		5,065,000	4,754,769
8.75% 4/14/32 (b)		2,575,000	2,279,680
9.125% 11/26/49 (b)		3,555,000	2,916,211
9.375% 5/8/48 (b)		3,740,000	3,128,744
9.5% 11/12/25 (b)		5,565,000	5,643,258
TOTAL ANGOLA			23,117,550
Argentina - 2.0%
Argentine Republic:
0.75% 7/9/30 (f)		19,209,632	10,776,604
1% 7/9/29		4,963,783	2,837,112
3.625% 7/9/35 (f)		19,073,027	8,010,671
4.25% 1/9/38 (f)		10,211,997	4,687,307
Provincia de Cordoba 6.875% 12/10/25 (b)		917,722	850,114
TOTAL ARGENTINA			27,161,808
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		3,805,000	3,099,886
Bahrain - 0.3%
Bahrain Kingdom:
5.625% 5/18/34 (b)		3,055,000	2,738,044
7.5% 2/12/36 (b)		1,195,000	1,220,020
TOTAL BAHRAIN			3,958,064
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		2,440,000	2,309,613
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	1,920,000	1,720,802
7.96% 2/13/38 (b)		1,810,000	1,679,906
TOTAL BENIN			3,400,708
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	441,492
3.375% 8/20/50 (b)		965,000	657,105
3.717% 1/25/27 (b)		620,000	591,713
4.75% 2/15/29 (b)		2,270,000	2,198,132
5% 7/15/32 (b)		1,005,000	970,453
TOTAL BERMUDA			4,858,895
Brazil - 1.6%
Brazilian Federative Republic:
3.875% 6/12/30		5,500,000	4,853,750
4.75% 1/14/50		4,150,000	2,958,950
5.625% 2/21/47		2,183,000	1,804,250
6% 10/20/33		1,880,000	1,806,680
7.125% 1/20/37		2,080,000	2,173,600
7.125% 5/13/54		1,995,000	1,926,173
8.25% 1/20/34		5,204,000	5,911,744
TOTAL BRAZIL			21,435,147
Chile - 1.3%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,606,485
3.1% 1/22/61		7,500,000	4,642,969
3.5% 1/31/34		1,775,000	1,540,700
4% 1/31/52		985,000	761,528
4.34% 3/7/42		1,410,000	1,217,154
5.33% 1/5/54		2,835,000	2,679,075
TOTAL CHILE			17,447,911
Colombia - 2.7%
Colombian Republic:
3% 1/30/30		10,600,000	8,665,500
3.125% 4/15/31		4,300,000	3,388,400
3.875% 2/15/61		1,490,000	824,715
4.125% 5/15/51		3,120,000	1,873,560
5% 6/15/45		8,500,000	5,971,250
5.2% 5/15/49		5,390,000	3,799,950
6.125% 1/18/41		1,475,000	1,239,738
7.375% 9/18/37		845,000	820,073
7.5% 2/2/34		1,110,000	1,110,555
8% 4/20/33		1,720,000	1,782,780
8% 11/14/35		3,585,000	3,681,795
8.75% 11/14/53		1,690,000	1,779,570
Ecopetrol SA 8.375% 1/19/36		1,740,000	1,707,810
TOTAL COLOMBIA			36,645,696
Costa Rica - 1.0%
Costa Rican Republic:
5.625% 4/30/43 (b)		3,955,000	3,526,130
6.125% 2/19/31 (b)		2,415,000	2,423,302
6.55% 4/3/34 (b)		2,335,000	2,388,267
7% 4/4/44 (b)		1,965,000	1,998,773
7.3% 11/13/54 (b)		3,295,000	3,432,978
TOTAL COSTA RICA			13,769,450
Dominican Republic - 3.6%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,542,775
4.875% 9/23/32 (b)		6,360,000	5,704,125
5.3% 1/21/41 (b)		2,450,000	2,080,203
5.875% 1/30/60 (b)		7,990,000	6,796,494
5.95% 1/25/27 (b)		4,186,000	4,160,884
6% 7/19/28 (b)		2,999,000	2,972,009
6.4% 6/5/49 (b)		1,662,000	1,557,606
6.5% 2/15/48 (b)		3,345,000	3,173,569
6.6% 6/1/36 (b)		1,358,000	1,353,247
6.85% 1/27/45 (b)		4,046,000	3,971,149
7.05% 2/3/31 (b)		3,670,000	3,777,806
7.45% 4/30/44 (b)		6,031,000	6,332,550
TOTAL DOMINICAN REPUBLIC			48,422,417
Ecuador - 1.2%
Ecuador Republic:
2.5% 7/31/40 (b)(f)		2,800,000	1,267,875
3.5% 7/31/35 (b)(f)		14,640,000	7,297,125
6% 7/31/30 (b)(f)		11,715,000	7,413,398
TOTAL ECUADOR			15,978,398
Egypt - 2.8%
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	191,875,000	3,453,257
5.875% 2/16/31 (b)		2,625,000	2,034,375
7.0529% 1/15/32 (b)		830,000	663,222
7.5% 1/31/27 (b)		5,596,000	5,373,909
7.5% 2/16/61 (b)		6,070,000	4,057,416
7.6003% 3/1/29 (b)		8,726,000	7,916,118
7.625% 5/29/32 (b)		3,200,000	2,611,000
7.903% 2/21/48 (b)		3,265,000	2,291,622
8.5% 1/31/47 (b)		7,939,000	5,874,860
8.7002% 3/1/49 (b)		3,665,000	2,730,425
8.875% 5/29/50 (b)		1,945,000	1,480,631
TOTAL EGYPT			38,486,835
El Salvador - 0.7%
El Salvador Republic:
0.25% 4/17/30 (b)		1,765,000	51,185
6.375% 1/18/27 (b)		435,000	385,845
7.1246% 1/20/50 (b)		3,292,000	2,085,276
7.625% 2/1/41 (b)		1,035,000	696,555
7.65% 6/15/35 (b)		5,940,000	4,274,944
9.25% 4/17/30 (b)		1,765,000	1,567,705
TOTAL EL SALVADOR			9,061,510
Gabon - 0.5%
Gabonese Republic:
6.625% 2/6/31 (b)		1,625,000	1,226,875
6.95% 6/16/25 (b)		2,410,000	2,200,330
7% 11/24/31 (b)		4,490,000	3,389,950
TOTAL GABON			6,817,155
Georgia - 0.1%
Georgia Republic 2.75% 4/22/26 (b)		2,135,000	1,950,189
Ghana - 0.7%
Ghana Republic:
7.75% (b)(e)		3,695,000	1,872,903
8.125% (b)(e)		5,475,000	2,799,094
8.125% (b)(e)		1,603,076	827,588
8.627% (b)(e)		2,845,000	1,422,500
10.75% 10/14/30 (b)		4,845,000	3,267,347
TOTAL GHANA			10,189,432
Guatemala - 0.8%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	459,083
5.25% 8/10/29 (b)		1,200,000	1,152,000
5.375% 4/24/32 (b)		2,015,000	1,911,102
6.125% 6/1/50 (b)		1,355,000	1,223,311
6.6% 6/13/36 (b)		5,670,000	5,680,631
TOTAL GUATEMALA			10,426,127
Hungary - 1.5%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,333,450
3.125% 9/21/51 (b)		5,810,000	3,689,350
5.25% 6/16/29 (b)		1,585,000	1,555,281
5.5% 6/16/34 (b)		2,890,000	2,806,009
5.5% 3/26/36 (b)		3,200,000	3,076,000
6.25% 9/22/32 (b)		1,125,000	1,157,625
6.75% 9/25/52 (b)		3,800,000	4,075,025
7.625% 3/29/41		1,655,000	1,890,320
TOTAL HUNGARY			20,583,060
Indonesia - 2.3%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,464,500
5.125% 1/15/45 (b)		3,353,000	3,253,458
5.25% 1/17/42 (b)		3,000,000	2,940,330
5.45% 9/20/52		2,955,000	2,924,032
5.95% 1/8/46 (b)		2,100,000	2,220,750
6.625% 2/17/37 (b)		3,549,000	3,960,462
6.75% 1/15/44 (b)		3,035,000	3,508,270
7.75% 1/17/38 (b)		4,298,000	5,285,197
8.5% 10/12/35 (b)		4,169,000	5,263,821
TOTAL INDONESIA			31,820,820
Ivory Coast - 0.9%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,335,000	5,147,523
6.375% 3/3/28 (b)		5,580,000	5,391,675
8.25% 1/30/37 (b)		1,805,000	1,741,825
TOTAL IVORY COAST			12,281,023
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,685,000	1,958,286
Jordan - 0.6%
Jordanian Kingdom:
5.85% 7/7/30 (b)		2,325,000	2,080,875
6.125% 1/29/26 (b)		985,000	954,219
7.375% 10/10/47 (b)		2,005,000	1,708,009
7.5% 1/13/29 (b)		1,410,000	1,374,750
7.75% 1/15/28 (b)		1,725,000	1,707,211
TOTAL JORDAN			7,825,064
Kenya - 0.7%
Republic of Kenya:
6.3% 1/23/34 (b)		5,110,000	3,814,934
7% 5/22/27 (b)		2,375,000	2,259,219
7.25% 2/28/28 (b)		570,000	517,453
8% 5/22/32 (b)		685,000	591,840
9.75% 2/16/31 (b)		2,170,000	2,066,925
TOTAL KENYA			9,250,371
Lebanon - 0.1%
Lebanese Republic:
5.8% (e)		5,875,000	403,906
6% (e)		1,587,000	107,123
6.1% (e)		685,000	46,238
6.375% (e)		7,072,000	486,200
TOTAL LEBANON			1,043,467
Mexico - 1.7%
United Mexican States:
3.25% 4/16/30		3,700,000	3,251,375
4.5% 4/22/29		2,040,000	1,951,388
4.75% 4/27/32		970,000	896,644
5.75% 10/12/2110		3,295,000	2,725,583
6.05% 1/11/40		10,222,000	9,902,563
6.338% 5/4/53		1,695,000	1,594,995
6.35% 2/9/35		2,485,000	2,498,668
TOTAL MEXICO			22,821,216
Mongolia - 0.1%
Mongolia Government:
5.125% 4/7/26 (b)		1,240,000	1,203,963
7.875% 6/5/29 (b)		490,000	499,854
TOTAL MONGOLIA			1,703,817
Montenegro - 0.2%
Republic of Montenegro 7.25% 3/12/31 (b)		2,375,000	2,383,906
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		2,740,000	2,824,769
Nigeria - 2.3%
Republic of Nigeria:
, yield at date of purchase 25.6137% to 28.7481% 3/6/25 to 5/20/25	NGN	5,911,920,000	3,290,191
6.125% 9/28/28 (b)		4,880,000	4,279,150
6.5% 11/28/27 (b)		5,087,000	4,707,065
7.143% 2/23/30 (b)		4,110,000	3,564,141
7.625% 11/21/25 (b)		5,383,000	5,389,729
7.625% 11/28/47 (b)		5,315,000	3,866,663
7.696% 2/23/38 (b)		980,000	758,581
7.875% 2/16/32 (b)		2,625,000	2,270,625
8.375% 3/24/29 (b)		4,095,000	3,839,063
TOTAL NIGERIA			31,965,208
Oman - 2.3%
Sultanate of Oman:
5.625% 1/17/28 (b)		6,505,000	6,496,869
6% 8/1/29 (b)		3,625,000	3,679,375
6.25% 1/25/31 (b)		4,805,000	4,946,147
6.5% 3/8/47 (b)		8,100,000	8,079,750
6.75% 1/17/48 (b)		7,720,000	7,862,338
7% 1/25/51 (b)		490,000	515,725
TOTAL OMAN			31,580,204
Pakistan - 1.1%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	5,511,253
6.875% 12/5/27 (b)		5,905,000	5,094,908
7.375% 4/8/31 (b)		3,995,000	3,142,317
7.875% 3/31/36 (b)		2,025,000	1,498,723
TOTAL PAKISTAN			15,247,201
Panama - 2.0%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,644,268
3.16% 1/23/30		3,670,000	3,095,645
3.298% 1/19/33		5,355,000	4,166,190
3.87% 7/23/60		3,880,000	2,210,388
4.3% 4/29/53		1,795,000	1,150,595
4.5% 5/15/47		2,005,000	1,387,209
4.5% 4/16/50		2,680,000	1,805,650
6.4% 2/14/35		2,700,000	2,559,600
6.853% 3/28/54		1,030,000	945,540
7.875% 3/1/57		4,390,000	4,562,856
8% 3/1/38		1,880,000	1,981,520
TOTAL PANAMA			27,509,461
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,049,709
4.95% 4/28/31 (b)		3,865,000	3,687,452
5.4% 3/30/50 (b)		3,925,000	3,392,672
5.6% 3/13/48 (b)		1,925,000	1,705,550
6% 2/9/36 (b)		1,155,000	1,154,278
TOTAL PARAGUAY			10,989,661
Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		3,585,000	3,070,553
3% 1/15/34		5,225,000	4,253,477
3.3% 3/11/41		7,075,000	5,250,977
TOTAL PERU			12,575,007
Philippines - 0.8%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,395,816
2.95% 5/5/45		865,000	598,742
5% 7/17/33		1,135,000	1,120,103
5.5% 1/17/48		1,005,000	1,016,620
5.6% 5/14/49		1,795,000	1,815,391
5.609% 4/13/33		1,670,000	1,716,969
5.95% 10/13/47		2,670,000	2,840,213
TOTAL PHILIPPINES			10,503,854
Poland - 0.5%
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		2,000,000	1,980,800
6.25% 10/31/28 (b)		985,000	1,018,598
Polish Government:
5.5% 4/4/53		1,945,000	1,903,727
5.5% 3/18/54		1,775,000	1,721,892
TOTAL POLAND			6,625,017
Qatar - 1.6%
State of Qatar:
4.4% 4/16/50 (b)		9,660,000	8,470,613
4.817% 3/14/49 (b)		9,549,000	8,931,299
5.103% 4/23/48 (b)		5,105,000	4,970,994
TOTAL QATAR			22,372,906
Romania - 1.3%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	2,030,000	1,631,201
3% 2/14/31 (b)		5,296,000	4,395,680
3.375% 1/28/50 (Reg. S)	EUR	3,875,000	2,755,814
3.625% 3/27/32 (b)		2,618,000	2,214,664
4% 2/14/51 (b)		3,100,000	2,140,938
7.125% 1/17/33 (b)		1,615,000	1,701,806
7.625% 1/17/53 (b)		1,138,000	1,231,174
8% 4/29/30	RON	6,940,000	1,577,790
TOTAL ROMANIA			17,649,067
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,195,000	2,560,992
Saudi Arabia - 1.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,221,481
3.45% 2/2/61 (b)		2,775,000	1,810,688
3.625% 3/4/28 (b)		1,770,000	1,685,925
3.75% 1/21/55 (b)		3,755,000	2,651,969
4.5% 10/26/46 (b)		3,471,000	2,942,757
4.5% 4/22/60 (b)		2,055,000	1,665,834
4.625% 10/4/47 (b)		3,040,000	2,595,400
5.75% 1/16/54 (b)		945,000	920,430
TOTAL SAUDI ARABIA			17,494,484
Senegal - 0.2%
Republic of Senegal:
6.25% 5/23/33 (b)		1,955,000	1,634,869
6.75% 3/13/48 (b)		2,420,000	1,737,560
TOTAL SENEGAL			3,372,429
Serbia - 0.9%
Republic of Serbia:
2.125% 12/1/30 (b)		5,110,000	4,072,031
6% 6/12/34 (b)		2,620,000	2,577,425
6.25% 5/26/28 (b)		865,000	875,272
6.5% 9/26/33 (b)		5,020,000	5,090,594
TOTAL SERBIA			12,615,322
South Africa - 1.0%
South African Republic:
5% 10/12/46		880,000	617,100
5.65% 9/27/47		6,075,000	4,579,031
5.75% 9/30/49		7,030,000	5,290,075
7.3% 4/20/52		3,545,000	3,203,794
TOTAL SOUTH AFRICA			13,690,000
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(e)		4,350,000	2,548,828
6.825% (b)(e)		5,090,000	2,985,603
6.85% (b)(e)		6,670,000	3,933,216
7.55% (b)(e)		3,405,000	1,945,958
7.85% (b)(e)		6,363,000	3,736,274
TOTAL SRI LANKA			15,149,879
Turkey - 3.3%
Export Credit Bank of Turkey 9% 1/28/27 (b)		1,735,000	1,802,773
Turkish Republic:
4.75% 1/26/26		2,030,000	1,976,713
4.875% 4/16/43		5,290,000	3,744,328
5.125% 2/17/28		3,070,000	2,917,459
5.75% 5/11/47		4,040,000	3,104,488
5.95% 1/15/31		2,685,000	2,493,694
6% 1/14/41		7,082,000	5,878,060
6.375% 10/14/25		4,480,000	4,470,200
6.625% 2/17/45		150,000	129,422
6.75% 5/30/40		2,112,000	1,914,660
7.625% 5/15/34		2,040,000	2,054,663
9.125% 7/13/30		3,825,000	4,169,250
9.375% 3/14/29		5,270,000	5,731,125
9.375% 1/19/33		515,000	575,673
26.2% 10/5/33	TRY	51,490,000	1,555,020
31.08% 11/8/28	TRY	46,740,000	1,480,004
37% 2/18/26	TRY	24,550,000	740,152
TOTAL TURKEY			44,737,684
Ukraine - 1.0%
Ukraine Government:
6.876% 5/21/31 (b)		3,585,000	1,021,725
7.253% 3/15/35 (b)		3,445,000	980,103
7.375% 9/25/34 (b)		2,130,000	607,050
7.75% 9/1/24 (b)		9,099,000	2,879,834
7.75% 9/1/25 (b)		9,100,000	2,871,050
7.75% 9/1/26 (b)		5,364,000	1,652,112
7.75% 9/1/27 (b)		1,750,000	532,000
7.75% 9/1/28 (b)		1,895,000	574,185
7.75% 9/1/29 (b)		2,594,000	784,685
7.75% 8/1/41 (b)(c)		2,230,000	1,088,240
9.75% 11/1/30 (b)		425,000	134,513
TOTAL UKRAINE			13,125,497
United Arab Emirates - 1.4%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		1,740,000	1,697,044
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		13,102,000	9,142,739
3.875% 4/16/50 (b)		2,990,000	2,384,525
5.5% 4/30/54 (b)		2,370,000	2,408,513
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	3,058,672
TOTAL UNITED ARAB EMIRATES			18,691,493
United States of America - 5.1%
U.S. Treasury Bonds:
2.875% 5/15/52		40,530,000	29,705,610
3.25% 5/15/42		9,912,000	8,242,448
3.625% 2/15/53		8,841,000	7,521,066
U.S. Treasury Notes:
3.625% 3/31/30		4,389,000	4,225,784
3.75% 5/31/30		3,633,000	3,518,192
4% 2/28/30		2,772,000	2,721,866
4.125% 3/31/31		6,174,000	6,092,725
4.625% 9/30/28		4,578,000	4,616,806
4.625% 9/30/30		2,898,000	2,938,753
TOTAL UNITED STATES OF AMERICA			69,583,250
Uruguay - 0.6%
Uruguay Republic:
5.1% 6/18/50		6,360,000	6,002,250
5.75% 10/28/34		1,745,000	1,818,290
TOTAL URUGUAY			7,820,540
Uzbekistan - 0.3%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,311,888
3.9% 10/19/31 (b)		2,880,000	2,343,600
5.375% 2/20/29 (b)		1,145,000	1,069,144
TOTAL UZBEKISTAN			4,724,632
Venezuela - 0.7%
Venezuelan Republic:
9.25% (e)		27,915,000	5,150,318
11.95% (Reg. S) (e)		17,015,000	3,096,730
12.75% (e)		3,625,000	659,750
TOTAL VENEZUELA			8,906,798
Vietnam - 0.5%
Vietnamese Socialist Republic 5.5% 3/12/28		7,606,583	7,206,249
Zambia - 0.2%
Republic of Zambia:
0.5% 12/31/53 (b)		2,065,236	1,009,384
5.75% 6/30/33 (b)		2,485,927	2,186,838
TOTAL ZAMBIA			3,196,222
TOTAL GOVERNMENT OBLIGATIONS (Cost $941,224,133)			842,925,647

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Chile - 0.1%
Banco de Credito e Inversiones 8.75% (b)(c)(g)	1,745,000	1,895,236
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(g)	1,970,000	1,956,055
7.625% (b)(c)(g)	3,300,000	3,283,487
CEMEX S.A.B. de CV:
5.125% (b)(c)(g)	3,625,000	3,542,033
9.125% (b)(c)(g)	1,850,000	1,982,138
TOTAL MEXICO		10,763,713
Russia - 0.0%
Tinkoff Bank JSC 6% (b)(c)(e)(g)(h)	1,625,000	81,250
United Arab Emirates - 0.4%
DP World Salaam 6% (Reg. S) (c)(g)	4,625,000	4,732,628
TOTAL PREFERRED SECURITIES (Cost $19,360,937)		17,472,827

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (i) (Cost $34,426,637)	34,419,753	34,426,637

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $1,483,986,662)	1,330,110,326
NET OTHER ASSETS (LIABILITIES) - 2.5%	33,906,489
NET ASSETS - 100.0%	1,364,016,815

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	26	Sep 2024	2,859,594	16,755	16,755

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly	25,400,000	(7,030)	0	(7,030)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
NGN	-	Nigerian naira
RON	-	Romanian leu
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $863,565,581 or 63.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	54,493,561	248,386,350	268,453,387	1,136,717	113	-	34,426,637	0.1%
Total	54,493,561	248,386,350	268,453,387	1,136,717	113	-	34,426,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	435,285,215	-	435,285,215	-

Government Obligations	842,925,647	-	842,925,647	-

Preferred Securities	17,472,827	-	17,391,577	81,250

Money Market Funds	34,426,637	34,426,637	-	-
Total Investments in Securities:	1,330,110,326	34,426,637	1,295,602,439	81,250
Derivative Instruments: Assets
Futures Contracts	16,755	16,755	-	-
Total Assets	16,755	16,755	-	-
Liabilities
Swaps	(7,030)	-	(7,030)	-
Total Liabilities	(7,030)	-	(7,030)	-
Total Derivative Instruments:	9,725	16,755	(7,030)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	0	(7,030)
Total Credit Risk	0	(7,030)
Interest Rate Risk
Futures Contracts (b)	16,755	0
Total Interest Rate Risk	16,755	0
Total Value of Derivatives	16,755	(7,030)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Debt Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,449,560,025)	$1,295,683,689
Fidelity Central Funds (cost $34,426,637)	34,426,637

Total Investment in Securities (cost $1,483,986,662)		$1,330,110,326
Segregated cash with brokers for derivative instruments		2,883,423
Cash		4,760
Foreign currency held at value (cost $14)		14
Receivable for investments sold		114,428
Receivable for fund shares sold		4,564,234
Interest receivable		30,168,681
Distributions receivable from Fidelity Central Funds		150,356
Receivable for daily variation margin on centrally cleared swaps		1,087
Receivable from investment adviser for expense reductions		8,460
Total assets		1,368,005,769
Liabilities
Payable for investments purchased
Regular delivery	$1,889,889
Delayed delivery	1,825,000
Payable for fund shares redeemed	192,982
Distributions payable	13,844
Payable for daily variation margin on futures contracts	6,907
Other payables and accrued expenses	60,332
Total liabilities		3,988,954
Net Assets		$1,364,016,815
Net Assets consist of:
Paid in capital		$1,709,825,110
Total accumulated earnings (loss)		(345,808,295)
Net Assets		$1,364,016,815
Net Asset Value, offering price and redemption price per share ($1,364,016,815 ÷ 174,758,653 shares)		$7.81
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$508,347
Interest		46,279,670
Income from Fidelity Central Funds		1,136,717
Total income		47,924,734
Expenses
Custodian fees and expenses	$3,307
Independent trustees' fees and expenses	2,814
Legal	118,683
Miscellaneous	74
Total expenses before reductions	124,878
Expense reductions	(104,784)
Total expenses after reductions		20,094
Net Investment income (loss)		47,904,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,918,082)
Fidelity Central Funds	113
Foreign currency transactions	(35,932)
Futures contracts	(51,463)
Swaps	497,414
Total net realized gain (loss)		(3,507,950)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,173,642
Assets and liabilities in foreign currencies	(12,171)
Futures contracts	(57,053)
Swaps	(7,030)
Total change in net unrealized appreciation (depreciation)		6,097,388
Net gain (loss)		2,589,438
Net increase (decrease) in net assets resulting from operations		$50,494,078
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,904,640	$84,298,163
Net realized gain (loss)	(3,507,950)	(44,880,935)
Change in net unrealized appreciation (depreciation)	6,097,388	103,676,087
Net increase (decrease) in net assets resulting from operations	50,494,078	143,093,315
Distributions to shareholders	(39,837,094)	(75,296,697)

Share transactions
Proceeds from sales of shares	118,774,483	124,923,949
Reinvestment of distributions	39,823,243	75,296,578
Cost of shares redeemed	(90,888,731)	(143,233,600)

Net increase (decrease) in net assets resulting from share transactions	67,708,995	56,986,927
Total increase (decrease) in net assets	78,365,979	124,783,545

Net Assets
Beginning of period	1,285,650,836	1,160,867,291
End of period	$1,364,016,815	$1,285,650,836

Other Information
Shares
Sold	15,354,144	16,964,106
Issued in reinvestment of distributions	5,137,849	10,202,779
Redeemed	(11,678,475)	(19,447,972)
Net increase (decrease)	8,813,518	7,718,913

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.75	$7.34	$9.07	$9.54	$9.60	$9.22
Income from Investment Operations
Net investment income (loss) A,B	.280	.524	.470	.456	.519	.604
Net realized and unrealized gain (loss)	.013	.353 C	(1.779)	(.515)	(.103)	.341
Total from investment operations	.293	.877	(1.309)	(.059)	.416	.945
Distributions from net investment income	(.233)	(.467)	(.421)	(.411)	(.476)	(.565)
Total distributions	(.233)	(.467)	(.421)	(.411)	(.476)	(.565)
Net asset value, end of period	$7.81	$7.75	$7.34	$9.07	$9.54	$9.60
Total Return D,E	3.84%	12.47%	(14.45)%	(.60)%	4.75%	10.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H,I	.02%	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any J	- % H,I	-%	-%	-%	-%	-%
Expenses net of all reductions J	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	7.27% H,I	7.12%	6.12%	4.93%	5.73%	6.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,017	$1,285,651	$1,160,867	$1,442,565	$1,456,242	$1,463,941
Portfolio turnover rate K	8 % H	22%	27%	29%	84%	61% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 5.3% 11/14/24 (b) (Cost $2,157,135)	2,200,000	2,157,129

Foreign Government and Government Agency Obligations - 84.6%
		Principal Amount (a)	Value ($)
Brazil - 9.2%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 9.892% to 13.1648% 7/1/24 to 7/1/27	BRL	113,520,000	16,873,981
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,118,270
10% 1/1/27	BRL	38,000,000	6,526,035
10% 1/1/29	BRL	26,500,000	4,397,428
10% 1/1/31	BRL	17,250,000	2,775,495
10% 1/1/33	BRL	12,300,000	1,943,981
10% 1/1/35	BRL	5,500,000	858,991
TOTAL BRAZIL			38,494,181
Chile - 1.2%
Chilean Republic:
4.5% 3/1/26	CLP	1,025,000,000	1,085,811
4.7% 9/1/30 (Reg. S) (c)	CLP	950,000,000	941,659
6% 4/1/33 (Reg. S) (c)	CLP	1,500,000,000	1,578,774
6% 1/1/43	CLP	1,275,000,000	1,340,894
TOTAL CHILE			4,947,138
China - 4.7%
Peoples Republic of China:
2.68% 5/21/30	CNY	48,750,000	6,916,883
2.88% 2/25/33	CNY	28,000,000	4,050,348
2.91% 10/14/28	CNY	13,000,000	1,857,204
3.12% 10/25/52	CNY	17,750,000	2,755,511
3.81% 9/14/50	CNY	23,250,000	4,013,371
TOTAL CHINA			19,593,317
Colombia - 4.5%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	6,629,844
6% 4/28/28	COP	1,850,000,000	389,659
7% 6/30/32	COP	26,300,000,000	5,128,905
7.25% 10/18/34	COP	11,500,000,000	2,165,655
7.25% 10/26/50	COP	8,500,000,000	1,323,029
7.5% 8/26/26	COP	5,075,000,000	1,176,187
9.25% 5/28/42	COP	10,650,000,000	2,122,752
TOTAL COLOMBIA			18,936,031
Czech Republic - 4.2%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	175,750,000	6,303,649
1.2% 3/13/31	CZK	144,370,000	5,141,492
1.5% 4/24/40	CZK	21,500,000	627,544
1.95% 7/30/37	CZK	38,500,000	1,267,284
2% 10/13/33	CZK	84,000,000	2,988,645
2.75% 7/23/29	CZK	26,000,000	1,043,753
TOTAL CZECH REPUBLIC			17,372,367
Dominican Republic - 0.3%
Dominican Republic:
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	449,212
13.625% 2/3/33 (c)	DOP	38,500,000	770,122
TOTAL DOMINICAN REPUBLIC			1,219,334
Egypt - 0.7%
Arab Republic of Egypt:
, yield at date of purchase 25.8989% to 25.8999% 11/12/24 to 4/29/25	EGP	116,175,000	2,102,267
14.556% 10/13/27	EGP	36,000,000	573,688
16.1% 5/7/29	EGP	12,000,000	183,946
TOTAL EGYPT			2,859,901
Hungary - 3.4%
Hungarian Republic:
1% 11/26/25	HUF	825,000,000	2,074,668
2.25% 4/20/33	HUF	505,000,000	965,367
2.75% 12/22/26	HUF	1,869,000,000	4,630,234
3% 10/27/38	HUF	450,000,000	799,672
3.25% 10/22/31	HUF	667,000,000	1,450,060
6.75% 10/22/28	HUF	1,653,000,000	4,492,134
TOTAL HUNGARY			14,412,135
Indonesia - 8.9%
Indonesian Republic:
5.125% 4/15/27	IDR	15,000,000,000	880,305
6.375% 4/15/32	IDR	99,250,000,000	5,824,687
6.5% 2/15/31	IDR	65,000,000,000	3,840,395
6.625% 2/15/34	IDR	18,000,000,000	1,064,853
7% 2/15/33	IDR	29,000,000,000	1,770,336
7.125% 6/15/38	IDR	35,000,000,000	2,147,071
7.125% 6/15/42	IDR	15,750,000,000	962,103
7.125% 6/15/43	IDR	11,000,000,000	672,364
7.5% 4/15/40	IDR	56,750,000,000	3,580,518
8.25% 5/15/29	IDR	123,500,000,000	7,934,168
8.25% 5/15/36	IDR	44,750,000,000	2,978,779
8.375% 9/15/26	IDR	66,750,000,000	4,222,888
8.375% 3/15/34	IDR	19,788,000,000	1,318,999
TOTAL INDONESIA			37,197,466
Malaysia - 10.1%
Malaysian Government:
3.519% 4/20/28	MYR	40,750,000	8,603,930
3.582% 7/15/32	MYR	15,750,000	3,274,097
3.757% 5/22/40	MYR	5,000,000	1,019,926
3.828% 7/5/34	MYR	19,300,000	4,068,976
3.882% 3/14/25	MYR	13,000,000	2,767,216
3.885% 8/15/29	MYR	13,000,000	2,783,557
3.906% 7/15/26	MYR	23,500,000	5,024,043
4.065% 6/15/50	MYR	17,000,000	3,509,550
4.457% 3/31/53	MYR	4,500,000	990,143
4.504% 4/30/29	MYR	9,750,000	2,144,690
4.642% 11/7/33	MYR	4,250,000	955,180
4.696% 10/15/42	MYR	6,450,000	1,467,879
4.736% 3/15/46	MYR	4,500,000	1,022,623
4.762% 4/7/37	MYR	13,000,000	2,959,618
4.893% 6/8/38	MYR	6,250,000	1,446,025
TOTAL MALAYSIA			42,037,453
Mexico - 9.8%
United Mexican States:
5.75% 3/5/26	MXN	248,000,000	12,542,196
7.5% 6/3/27	MXN	59,250,000	3,015,629
7.5% 5/26/33	MXN	45,000,000	2,113,672
7.75% 11/23/34	MXN	42,500,000	1,998,627
7.75% 11/13/42	MXN	170,250,000	7,513,985
8% 7/31/53	MXN	55,250,000	2,447,210
8.5% 5/31/29	MXN	205,250,000	10,573,376
10% 11/20/36	MXN	10,000,000	550,652
TOTAL MEXICO			40,755,347
Paraguay - 0.2%
Republic of Paraguay 7.9% 2/9/31 (c)	PYG	7,750,000,000	1,063,072
Peru - 2.2%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	473,189
5.4% 8/12/34(Reg. S)	PEN	4,850,000	1,110,337
5.94% 2/12/29	PEN	5,250,000	1,369,736
6.35% 8/12/28	PEN	4,150,000	1,107,178
6.9% 8/12/37	PEN	4,500,000	1,122,014
6.95% 8/12/31	PEN	11,500,000	3,067,604
7.3% 8/12/33(Reg. S) (c)	PEN	3,750,000	1,000,206
TOTAL PERU			9,250,264
Poland - 4.7%
Polish Government:
1.25% 10/25/30	PLN	18,200,000	3,511,502
1.75% 4/25/32	PLN	29,500,000	5,576,267
2.75% 4/25/28	PLN	19,750,000	4,474,799
2.75% 10/25/29	PLN	7,000,000	1,524,532
5% 10/25/34	PLN	1,750,000	410,402
6% 10/25/33	PLN	17,000,000	4,325,918
TOTAL POLAND			19,823,420
Romania - 4.7%
Romanian Republic:
3.65% 9/24/31	RON	24,250,000	4,288,462
4.25% 4/28/36	RON	2,500,000	424,224
4.75% 2/24/25	RON	26,050,000	5,558,709
4.75% 10/11/34	RON	2,750,000	500,343
5% 2/12/29	RON	30,950,000	6,249,538
5.8% 7/26/27	RON	7,500,000	1,594,025
6.7% 2/25/32	RON	3,750,000	800,174
TOTAL ROMANIA			19,415,475
South Africa - 8.6%
South African Republic:
6.25% 3/31/36	ZAR	60,500,000	2,214,454
7% 2/28/31	ZAR	94,750,000	4,365,101
8% 1/31/30	ZAR	239,000,000	12,041,364
8.25% 3/31/32	ZAR	17,750,000	850,600
8.5% 1/31/37	ZAR	80,000,000	3,459,606
8.75% 2/28/48	ZAR	138,250,000	5,657,602
8.875% 2/28/35	ZAR	155,500,000	7,224,067
TOTAL SOUTH AFRICA			35,812,794
Thailand - 4.5%
Kingdom of Thailand:
1.585% 12/17/35	THB	122,750,000	2,945,599
1.6% 6/17/35	THB	180,750,000	4,383,667
2% 12/17/31	THB	31,250,000	814,048
2% 6/17/42	THB	30,000,000	688,718
2.875% 6/17/46	THB	44,400,000	1,111,995
3.3% 6/17/38	THB	112,750,000	3,200,774
3.39% 6/17/37	THB	72,500,000	2,075,912
3.45% 6/17/43	THB	91,000,000	2,551,617
3.775% 6/25/32	THB	29,000,000	852,788
TOTAL THAILAND			18,625,118
Turkey - 2.0%
Turkish Republic:
9.3% 12/4/24	TRY	40,000,000	1,086,396
10.5% 8/11/27	TRY	57,500,000	1,129,583
12.6% 10/1/25	TRY	149,000,000	3,443,270
17.3% 7/19/28	TRY	35,500,000	816,979
17.8% 7/13/33	TRY	23,500,000	523,276
26.2% 10/5/33	TRY	41,500,000	1,253,318
TOTAL TURKEY			8,252,822
Uruguay - 0.7%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	738,845
8.5% 3/15/28 (Reg. S)	UYU	49,025,000	1,206,351
9.75% 7/20/33	UYU	34,298,120	867,800
TOTAL URUGUAY			2,812,996
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $371,917,080)			352,880,631

Supranational Obligations - 1.7%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 6.65% 6/30/33 (Reg. S)	INR	65,000,000	745,593
Corporacion Andina de Fomento 7.65% 3/5/31 (Reg. S)	INR	90,000,000	1,059,264
European Bank for Reconstruction & Development 6.25% 4/11/28	INR	171,000,000	1,998,047
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	887,450
5.7% 11/12/24	INR	105,000,000	1,250,257
International Bank for Reconstruction & Development 7.05% 7/22/29	INR	84,500,000	1,024,187
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,298,981)			6,964,798

Money Market Funds - 10.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $45,466,605)	45,457,514	45,466,605

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $426,839,801)	407,469,163
NET OTHER ASSETS (LIABILITIES) - 2.3%	9,450,175
NET ASSETS - 100.0%	416,919,338

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	570,705	PLN	2,292,900	JPMorgan Chase Bank, N.A.	7/02/24	1,133
BRL	8,754,000	USD	1,680,989	BNP Paribas S.A.	8/29/24	(125,436)
BRL	6,171,000	USD	1,164,669	State Street Bank and Trust Co	8/29/24	(68,106)
BRL	4,985,000	USD	943,718	State Street Bank and Trust Co	8/29/24	(57,902)
CLP	2,082,146,000	USD	2,261,850	BNP Paribas S.A.	8/29/24	(50,203)
CLP	692,653,000	USD	734,521	Bank of America, N.A.	8/29/24	1,213
CLP	970,236,000	USD	1,033,706	State Street Bank and Trust Co	8/29/24	(3,125)
CLP	848,816,000	USD	937,918	State Street Bank and Trust Co	8/29/24	(36,309)
CNY	8,289,000	USD	1,164,758	BNP Paribas S.A.	8/29/24	(16,716)
CNY	100,286,000	USD	14,115,842	Goldman Sachs Bank USA	8/29/24	(226,049)
CNY	4,798,000	USD	675,014	Goldman Sachs Bank USA	8/29/24	(10,482)
COP	4,876,500,000	USD	1,179,608	HSBC Bank	8/29/24	(15,631)
COP	3,865,700,000	USD	987,660	State Street Bank and Trust Co	8/29/24	(64,952)
CZK	19,772,000	USD	876,242	Bank of America, N.A.	8/29/24	(29,896)
CZK	43,818,000	USD	1,913,129	Bank of America, N.A.	8/29/24	(37,486)
CZK	24,990,000	USD	1,101,065	Goldman Sachs Bank USA	8/29/24	(31,361)
CZK	49,576,000	USD	2,185,216	Goldman Sachs Bank USA	8/29/24	(63,101)
CZK	35,067,000	USD	1,536,507	Goldman Sachs Bank USA	8/29/24	(35,454)
CZK	50,639,000	USD	2,227,849	HSBC Bank	8/29/24	(60,231)
EUR	971,000	USD	1,044,705	BNP Paribas S.A.	8/29/24	(1,802)
EUR	2,008,000	USD	2,188,149	JPMorgan Chase Bank, N.A.	8/29/24	(31,455)
HUF	673,400,000	USD	1,872,598	Bank of America, N.A.	8/29/24	(50,731)
HUF	385,417,000	USD	1,082,039	Citibank, N. A.	8/29/24	(39,303)
HUF	400,124,000	USD	1,115,741	Goldman Sachs Bank USA	8/29/24	(33,216)
HUF	350,805,000	USD	973,634	State Street Bank and Trust Co	8/29/24	(24,540)
IDR	68,092,300,000	USD	4,209,465	Goldman Sachs Bank USA	8/29/24	(55,085)
IDR	20,882,200,000	USD	1,287,912	State Street Bank and Trust Co	8/29/24	(13,868)
INR	367,067,000	USD	4,378,707	Bank of America, N.A.	8/29/24	16,524
INR	350,932,000	USD	4,204,037	State Street Bank and Trust Co	8/29/24	(2,005)
KRW	1,449,700,000	USD	1,055,786	State Street Bank and Trust Co	8/29/24	(1,764)
KZT	511,749,000	USD	1,133,442	Goldman Sachs Bank USA	8/29/24	(66,811)
MXN	61,488,000	USD	3,337,626	BNP Paribas S.A.	8/29/24	(7,967)
MXN	18,774,000	USD	1,098,986	JPMorgan Chase Bank, N.A.	8/29/24	(82,348)
MXN	19,045,000	USD	1,123,688	JPMorgan Chase Bank, N.A.	8/29/24	(92,375)
MYR	4,168,000	USD	891,932	Goldman Sachs Bank USA	8/29/24	(4,869)
MYR	4,720,000	USD	1,002,762	State Street Bank and Trust Co	8/29/24	1,782
PEN	5,898,000	USD	1,553,536	Bank of America, N.A.	8/29/24	(21,041)
PEN	2,733,000	USD	734,875	Citibank, N. A.	8/29/24	(24,752)
PHP	62,160,000	USD	1,063,564	State Street Bank and Trust Co	8/29/24	(1,157)
PLN	16,985,000	USD	4,180,118	BNP Paribas S.A.	8/29/24	36,248
PLN	24,320,000	USD	6,013,128	Canadian Imperial Bk. of Comm.	8/29/24	24,084
PLN	4,297,000	USD	1,072,472	Goldman Sachs Bank USA	8/29/24	(5,782)
PLN	11,975,000	USD	2,960,439	State Street Bank and Trust Co	8/29/24	12,242
PLN	14,416,000	USD	3,626,710	State Street Bank and Trust Co	8/29/24	(48,074)
RON	26,241,000	USD	5,684,854	Citibank, N. A.	8/29/24	(42,257)
THB	841,127,000	USD	23,019,002	JPMorgan Chase Bank, N.A.	8/29/24	(7,453)
THB	39,541,000	USD	1,086,734	JPMorgan Chase Bank, N.A.	8/29/24	(4,972)
TRY	92,063,000	USD	2,629,156	Bank of America, N.A.	8/29/24	9,459
TRY	33,330,000	USD	956,067	Bank of America, N.A.	8/29/24	(797)
TRY	96,280,000	USD	2,703,673	Citibank, N. A.	8/29/24	55,805
TRY	42,102,000	USD	1,205,551	JPMorgan Chase Bank, N.A.	8/29/24	1,133
TWD	69,260,000	USD	2,147,597	Royal Bank of Canada	8/29/24	(3,217)
USD	1,070,231	BRL	5,553,000	BNP Paribas S.A.	8/29/24	83,484
USD	3,170,317	BRL	17,730,000	Bank of America, N.A.	8/29/24	19,764
USD	1,631,284	BRL	8,922,000	Citibank, N. A.	8/29/24	45,879
USD	1,048,034	BRL	5,435,000	State Street Bank and Trust Co	8/29/24	82,255
USD	1,104,570	CLP	986,414,000	BNP Paribas S.A.	8/29/24	56,805
USD	2,080,699	CLP	1,952,736,000	Goldman Sachs Bank USA	8/29/24	6,511
USD	1,039,490	CLP	962,048,000	Royal Bank of Canada	8/29/24	17,606
USD	2,344,561	CNY	16,659,000	BNP Paribas S.A.	8/29/24	37,260
USD	1,072,711	COP	4,152,500,000	BNP Paribas S.A.	8/29/24	81,547
USD	1,081,302	COP	4,285,200,000	Bank of America, N.A.	8/29/24	58,463
USD	445,964	COP	1,757,100,000	Citibank, N. A.	8/29/24	26,561
USD	1,034,815	CZK	24,046,000	Goldman Sachs Bank USA	8/29/24	5,519
USD	1,010,253	CZK	23,528,000	Goldman Sachs Bank USA	8/29/24	3,130
USD	1,127,089	CZK	26,111,000	JPMorgan Chase Bank, N.A.	8/29/24	9,400
USD	646,573	CZK	14,696,000	JPMorgan Chase Bank, N.A.	8/29/24	17,507
USD	724,497	EGP	35,667,000	Goldman Sachs Bank USA	8/29/24	1,764
USD	2,163,735	EUR	1,983,000	Brown Brothers Harriman & Co	8/29/24	33,892
USD	2,078,130	EUR	1,928,000	Royal Bank of Canada	8/29/24	7,360
USD	3,229,692	EUR	2,979,000	Royal Bank of Canada	8/29/24	30,095
USD	988,832	HUF	366,291,000	BNP Paribas S.A.	8/29/24	(2,159)
USD	728,313	HUF	268,391,000	Canadian Imperial Bk. of Comm.	8/29/24	2,187
USD	1,094,077	HUF	395,926,000	Canadian Imperial Bk. of Comm.	8/29/24	22,909
USD	2,182,673	HUF	779,138,000	Goldman Sachs Bank USA	8/29/24	74,735
USD	3,933,176	IDR	63,155,000,000	Goldman Sachs Bank USA	8/29/24	80,026
USD	2,244,729	INR	187,711,000	Goldman Sachs Bank USA	8/29/24	(2,907)
USD	2,166,593	INR	181,073,000	Goldman Sachs Bank USA	8/29/24	(1,561)
USD	456,707	MXN	8,566,000	BNP Paribas S.A.	8/29/24	(7,154)
USD	313,017	MXN	5,764,000	Canadian Imperial Bk. of Comm.	8/29/24	889
USD	1,276,005	MXN	21,548,000	Citibank, N. A.	8/29/24	109,151
USD	1,123,953	MXN	20,225,000	Goldman Sachs Bank USA	8/29/24	28,742
USD	915,818	MYR	4,319,000	Goldman Sachs Bank USA	8/29/24	(3,382)
USD	887,942	MYR	4,168,000	Goldman Sachs Bank USA	8/29/24	879
USD	1,004,790	MYR	4,720,000	Goldman Sachs Bank USA	8/29/24	246
USD	2,314,251	PEN	8,631,000	State Street Bank and Trust Co	8/29/24	71,633
USD	1,053,559	PHP	62,160,000	Bank of America, N.A.	8/29/24	(8,848)
USD	1,028,580	PLN	4,072,000	Bank of America, N.A.	8/29/24	17,745
USD	2,224,857	PLN	8,729,000	Canadian Imperial Bk. of Comm.	8/29/24	57,965
USD	415,032	PLN	1,681,000	JPMorgan Chase Bank, N.A.	8/29/24	(2,261)
USD	1,048,957	PLN	4,115,000	JPMorgan Chase Bank, N.A.	8/29/24	27,447
USD	1,142,152	PLN	4,480,000	JPMorgan Chase Bank, N.A.	8/29/24	30,034
USD	994,249	RON	4,620,000	JPMorgan Chase Bank, N.A.	8/29/24	811
USD	2,127,900	THB	77,650,000	JPMorgan Chase Bank, N.A.	8/29/24	3,551
USD	1,465,301	THB	53,680,000	JPMorgan Chase Bank, N.A.	8/29/24	(3,276)
USD	1,145,229	TRY	40,514,000	BNP Paribas S.A.	8/29/24	(15,941)
USD	2,270,625	TRY	81,533,000	Bank of America, N.A.	8/29/24	(66,190)
USD	4,261,780	TRY	151,308,000	Bank of America, N.A.	8/29/24	(74,854)
USD	1,085,070	TWD	34,732,000	BNP Paribas S.A.	8/29/24	9,722
USD	1,069,641	TWD	34,528,000	BNP Paribas S.A.	8/29/24	609
USD	1,417,570	ZAR	26,727,000	Canadian Imperial Bk. of Comm.	8/29/24	(44,761)
USD	1,031,078	ZAR	18,806,000	Goldman Sachs Bank USA	8/29/24	2,134
ZAR	19,631,000	USD	1,068,893	State Street Bank and Trust Co	8/29/24	5,190
ZAR	22,745,000	USD	1,231,311	State Street Bank and Trust Co	8/29/24	13,151
EGP	21,955,000	USD	393,812	Goldman Sachs Bank USA	3/13/25	28,516
USD	414,636	EGP	21,955,000	Goldman Sachs Bank USA	3/13/25	(7,691)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(468,369)
Unrealized Appreciation						1,372,697
Unrealized Depreciation						(1,841,066)

For the period, the average contract value for forward foreign currency contracts was $170,707,429. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	Korean won
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
PYG	-	Paraguay Guarani
RON	-	Romanian leu
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $251,404.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,353,833 or 1.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	51,362,343	97,289,728	103,185,492	1,368,886	26	-	45,466,605	0.1%
Total	51,362,343	97,289,728	103,185,492	1,368,886	26	-	45,466,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	2,157,129	-	2,157,129	-

Foreign Government and Government Agency Obligations	352,880,631	-	352,880,631	-

Supranational Obligations	6,964,798	-	6,964,798	-

Money Market Funds	45,466,605	45,466,605	-	-
Total Investments in Securities:	407,469,163	45,466,605	362,002,558	-
Derivative Instruments: Assets
Forward Foreign Currency Contracts	1,372,697	-	1,372,697	-
Total Assets	1,372,697	-	1,372,697	-
Liabilities
Forward Foreign Currency Contracts	(1,841,066)	-	(1,841,066)	-
Total Liabilities	(1,841,066)	-	(1,841,066)	-
Total Derivative Instruments:	(468,369)	-	(468,369)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,372,697	(1,841,066)
Total Foreign Exchange Risk	1,372,697	(1,841,066)
Total Value of Derivatives	1,372,697	(1,841,066)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $381,373,196)	$362,002,558
Fidelity Central Funds (cost $45,466,605)	45,466,605

Total Investment in Securities (cost $426,839,801)		$407,469,163
Foreign currency held at value (cost $1,938,551)		1,803,075
Unrealized appreciation on forward foreign currency contracts		1,372,697
Receivable for fund shares sold		151,244
Reclaims receivable		345,190
Interest receivable		7,564,051
Distributions receivable from Fidelity Central Funds		174,917
Receivable from investment adviser for expense reductions		4,883
Other receivables		79
Total assets		418,885,299
Liabilities
Unrealized depreciation on forward foreign currency contracts	$1,841,066
Payable for fund shares redeemed	72,920
Other payables and accrued expenses	51,975
Total liabilities		1,965,961
Net Assets		$416,919,338
Net Assets consist of:
Paid in capital		$480,166,152
Total accumulated earnings (loss)		(63,246,814)
Net Assets		$416,919,338
Net Asset Value, offering price and redemption price per share ($416,919,338 ÷ 47,108,155 shares)		$8.85
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$13,017,212
Income from Fidelity Central Funds		1,368,886
Income before foreign taxes withheld		$14,386,098
Less foreign taxes withheld		(178,844)
Total income		14,207,254
Expenses
Custodian fees and expenses	$36,376
Independent trustees' fees and expenses	911
Miscellaneous	74
Total expenses before reductions	37,361
Expense reductions	(32,972)
Total expenses after reductions		4,389
Net Investment income (loss)		14,202,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,218)	(3,209,380)
Fidelity Central Funds	26
Forward foreign currency contracts	(1,863,635)
Foreign currency transactions	(309,169)
Total net realized gain (loss)		(5,382,158)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $22,096)	(22,889,845)
Forward foreign currency contracts	(1,162,457)
Assets and liabilities in foreign currencies	(378,500)
Total change in net unrealized appreciation (depreciation)		(24,430,802)
Net gain (loss)		(29,812,960)
Net increase (decrease) in net assets resulting from operations		$(15,610,095)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,202,865	$25,906,255
Net realized gain (loss)	(5,382,158)	(11,259,503)
Change in net unrealized appreciation (depreciation)	(24,430,802)	36,348,368
Net increase (decrease) in net assets resulting from operations	(15,610,095)	50,995,120
Distributions to shareholders	(8,475,925)	(20,583,115)

Share transactions
Proceeds from sales of shares	39,055,210	37,776,245
Reinvestment of distributions	8,475,925	20,583,115
Cost of shares redeemed	(26,383,893)	(52,206,073)

Net increase (decrease) in net assets resulting from share transactions	21,147,242	6,153,287
Total increase (decrease) in net assets	(2,938,778)	36,565,292

Net Assets
Beginning of period	419,858,116	383,292,824
End of period	$416,919,338	$419,858,116

Other Information
Shares
Sold	4,246,082	4,107,915
Issued in reinvestment of distributions	942,817	2,259,402
Redeemed	(2,893,641)	(5,684,286)
Net increase (decrease)	2,295,258	683,031

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$8.69	$9.43	$10.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.303	.598	.445	.439	.067
Net realized and unrealized gain (loss)	(.642)	.564	(1.185)	(1.358)	.806
Total from investment operations	(.339)	1.162	(.740)	(.919)	.873
Distributions from net investment income	(.181)	(.482)	-	(.456)	(.063)
Distributions from net realized gain	-	-	-	(.005)	-
Total distributions	(.181)	(.482)	-	(.461)	(.063)
Net asset value, end of period	$8.85	$9.37	$8.69	$9.43	$10.81
Total Return D,E	(3.65) %	13.53%	(7.85)%	(8.56)%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H,I	.02%	.02%	.03%	.04% H
Expenses net of fee waivers, if any J	- % H,I	-%	-%	-%	-% H
Expenses net of all reductions J	-% H,I	-%	-%	-%	-% H
Net investment income (loss)	6.75% H,I	6.51%	5.17%	4.31%	3.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$416,919	$419,858	$383,293	$483,309	$492,748
Portfolio turnover rate K	40 % H	71%	53%	65%	17% H,L

AFor the period October 30, 2020 (commencement of operations) through December 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, contingent interest, capital loss carryforwards, losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Debt Fund	1,454,714,006	$42,359,872	(166,953,827)	(124,593,955)
Fidelity Series Emerging Markets Debt Local Currency Fund	428,863,089	6,981,474	(28,843,769)	(21,862,295)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Debt Fund	(27,514,418)	(190,758,547)	(218,272,965)
Fidelity Series Emerging Markets Debt Local Currency Fund	(12,250,181)	(24,837,062)	(37,087,243)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Emerging Markets Debt Fund
Credit Risk
Swaps	497,414	(7,030)
Total Credit Risk	497,414	(7,030)
Interest Rate Risk
Futures Contracts	(51,463)	(57,053)
Total Interest Rate Risk	(51,463)	(57,053)
Totals	445,951	(64,083)
Fidelity Series Emerging Markets Debt Local Currency Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,863,635)	(1,162,457)
Total Foreign Exchange Risk	(1,863,635)	(1,162,457)
Totals	(1,863,635)	(1,162,457)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	119,203,792	51,866,860
Fidelity Series Emerging Markets Debt Local Currency Fund	94,821,692	69,105,912
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Effective March 1, 2024, the Funds' sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Debt Fund	.003%	102,293
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	30,104

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Debt Fund	2,491
Fidelity Series Emerging Markets Debt Local Currency Fund	2,868
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series Emerging Markets Debt Fund
Fidelity Series Emerging Markets Debt Local Currency Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Emerging Markets Debt Fund
Fidelity Series Emerging Markets Debt Local Currency Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in each fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2027.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.924253.113
SED-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024